PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period		$ 10,834
Property, plant and equipment at ending of period		22,613	$ 10,834
Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Carrying Value	[1]	2,816	3,276
Office equipment [member]
IfrsStatementLineItems [Line Items]
Carrying Value		3,333	1,573
Right Of Use Asset [member]
IfrsStatementLineItems [Line Items]
Carrying Value		1,840	116
Vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying Value		81	117
Land [member]
IfrsStatementLineItems [Line Items]
Carrying Value	[2]	1,760	1,760
Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Carrying Value		12,783	3,992
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period		12,744	4,729
Additions		13,555	10,340
Disposals		(291)	(2,350)
Foreign exchange		(557)	25
Property, plant and equipment at ending of period		25,451	12,744
Gross carrying amount [member] | Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	[1]	4,115	2,924
Additions	[1]	399	3,522
Disposals	[1]	(285)	2,350
Foreign exchange	[1]	(79)	19
Property, plant and equipment at ending of period	[1]	4,150	4,115
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period		1,906	794
Additions		2,123	1,109
Disposals		(6)
Foreign exchange		(295)	3
Property, plant and equipment at ending of period		3,728	1,906
Gross carrying amount [member] | Right Of Use Asset [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period		620	591
Additions		2,242	27
Disposals
Foreign exchange		(161)	2
Property, plant and equipment at ending of period		2,701	620
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period		351	350
Additions
Disposals
Foreign exchange		(22)	1
Property, plant and equipment at ending of period		329	351
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period	[2]	1,760
Additions	[2]		1,760
Disposals	[2]
Foreign exchange	[2]
Property, plant and equipment at ending of period	[2]	1,760	1,760
Gross carrying amount [member] | Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning of period		3,992	70
Additions		8,791	3,922
Disposals
Foreign exchange
Property, plant and equipment at ending of period		12,783	3,992
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Disposals		(23)	(319)
Foreign exchange		36	(3)
Property, plant and equipment at beginning of period		1,910	1,562
Depreciation		915	670
Property, plant and equipment at ending of period		2,838	1,910
Carrying Value		22,613	10,834
Accumulated depreciation and amortisation [member] | Busesr Available For Lease [Member]
IfrsStatementLineItems [Line Items]
Disposals	[1]	(22)	(319)
Foreign exchange	[1]	123	(2)
Property, plant and equipment at beginning of period	[1]	839	791
Depreciation	[1]	394	369
Property, plant and equipment at ending of period	[1]	1,334	839
Accumulated depreciation and amortisation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Disposals		(1)
Foreign exchange		(25)
Property, plant and equipment at beginning of period		333	267
Depreciation		88	66
Property, plant and equipment at ending of period		395	333
Accumulated depreciation and amortisation [member] | Right Of Use Asset [member]
IfrsStatementLineItems [Line Items]
Disposals
Foreign exchange		(46)	(1)
Property, plant and equipment at beginning of period		504	312
Depreciation		403	193
Property, plant and equipment at ending of period		861	504
Accumulated depreciation and amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Disposals
Foreign exchange		(16)
Property, plant and equipment at beginning of period		234	192
Depreciation		30	42
Property, plant and equipment at ending of period		248	234
Accumulated depreciation and amortisation [member] | Land [member]
IfrsStatementLineItems [Line Items]
Disposals	[2]
Foreign exchange	[2]
Property, plant and equipment at beginning of period	[2]
Depreciation	[2]
Property, plant and equipment at ending of period	[2]
Accumulated depreciation and amortisation [member] | Property Equipment [Member]
IfrsStatementLineItems [Line Items]
Disposals
Foreign exchange
Property, plant and equipment at beginning of period
Depreciation
Property, plant and equipment at ending of period

[1]	As at December 31, 2022, $573 of buses available for lease had been returned to the Company and are no longer under a lease contract with a customer (December 31, 2021: $920).
[2]	During 2021, the Company purchased land and began construction of a new manufacturing facility in Ferndale, Washington, USA.